Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
March 31, 2023
MDL-NPRT1-0523
1.9899758.102
Foreign Government and Government Agency Obligations - 81.6%
		Principal Amount (a)	Value ($)
Brazil - 10.3%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 13.7798% 7/1/23 to 1/1/26	BRL	94,350,000	16,017,314
Brazilian Federative Republic:
10% 1/1/25	BRL	13,250,000	2,536,137
10% 1/1/27	BRL	30,750,000	5,697,084
10% 1/1/29	BRL	7,000,000	1,244,512
10% 1/1/31	BRL	15,000,000	2,589,709
10% 1/1/33	BRL	1,650,000	277,242
TOTAL BRAZIL			28,361,998
Chile - 1.3%
Chilean Republic:
4.7% 9/1/30 (Reg. S) (b)	CLP	1,100,000,000	1,332,867
5% 3/1/35	CLP	1,530,000,000	1,907,779
6% 1/1/43	CLP	225,000,000	314,205
TOTAL CHILE			3,554,851
China - 9.7%
Peoples Republic of China:
2.68% 5/21/30	CNY	57,000,000	8,195,383
2.69% 8/12/26	CNY	18,750,000	2,737,160
2.75% 6/15/29	CNY	23,250,000	3,367,887
2.88% 11/5/23	CNY	36,250,000	5,296,740
3.28% 12/3/27	CNY	20,000,000	2,995,506
3.81% 9/14/50	CNY	25,550,000	4,079,251
TOTAL CHINA			26,671,927
Colombia - 3.3%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	580,812
6% 4/28/28	COP	1,000,000,000	171,916
7% 6/30/32	COP	14,800,000,000	2,356,829
7.25% 10/26/50	COP	1,650,000,000	218,314
7.5% 8/26/26	COP	14,400,000,000	2,786,371
9.25% 5/28/42	COP	18,125,000,000	3,074,750
TOTAL COLOMBIA			9,188,992
Czech Republic - 4.4%
Czech Republic:
0.45% 10/25/23	CZK	40,750,000	1,818,807
0.95% 5/15/30 (Reg. S)	CZK	57,250,000	2,038,205
1.2% 3/13/31	CZK	49,250,000	1,749,771
1.5% 4/24/40	CZK	16,650,000	482,845
2% 10/13/33	CZK	92,250,000	3,343,822
2.4% 9/17/25	CZK	63,500,000	2,743,395
TOTAL CZECH REPUBLIC			12,176,845
Dominican Republic - 0.1%
Dominican Republic 13.625% 2/3/33 (b)	DOP	17,000,000	350,091
Egypt - 0.1%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	173,611
16.1% 5/7/29	EGP	2,500,000	62,680
TOTAL EGYPT			236,291
Hungary - 2.7%
Hungarian Republic:
2.25% 6/22/34	HUF	520,000,000	849,376
2.75% 12/22/26	HUF	1,167,000,000	2,587,283
3% 6/26/24	HUF	475,000,000	1,207,329
3% 10/27/38	HUF	235,000,000	371,537
3.25% 10/22/31	HUF	847,500,000	1,666,197
6.75% 10/22/28	HUF	368,000,000	932,936
TOTAL HUNGARY			7,614,658
Indonesia - 8.2%
Indonesian Republic:
6.375% 4/15/32	IDR	68,500,000,000	4,472,407
6.5% 6/15/25	IDR	15,750,000,000	1,054,371
6.5% 2/15/31	IDR	22,000,000,000	1,457,521
7.125% 6/15/42	IDR	3,000,000,000	201,905
7.125% 6/15/43	IDR	13,100,000,000	882,443
7.5% 8/15/32	IDR	8,000,000,000	559,579
7.5% 4/15/40	IDR	31,700,000,000	2,203,625
8.125% 5/15/24	IDR	34,200,000,000	2,330,901
8.25% 5/15/29	IDR	35,500,000,000	2,570,421
8.25% 5/15/36	IDR	250,000,000	18,423
8.375% 9/15/26	IDR	32,400,000,000	2,290,942
8.375% 3/15/34	IDR	33,300,000,000	2,465,104
8.375% 4/15/39	IDR	29,750,000,000	2,229,922
TOTAL INDONESIA			22,737,564
Kazakhstan - 0.1%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	182,510
Malaysia - 4.8%
Malaysian Government:
3.582% 7/15/32	MYR	10,000,000	2,207,773
3.757% 5/22/40	MYR	5,500,000	1,169,104
3.828% 7/5/34	MYR	3,650,000	806,011
3.885% 8/15/29	MYR	9,425,000	2,135,315
4.065% 6/15/50	MYR	6,250,000	1,325,099
4.696% 10/15/42	MYR	4,550,000	1,095,671
4.762% 4/7/37	MYR	16,050,000	3,845,562
4.893% 6/8/38	MYR	2,750,000	671,966
TOTAL MALAYSIA			13,256,501
Mexico - 10.1%
United Mexican States:
5.75% 3/5/26	MXN	132,750,000	6,650,171
7.75% 11/23/34	MXN	67,250,000	3,440,190
7.75% 11/13/42	MXN	94,500,000	4,585,702
8% 9/5/24	MXN	103,250,000	5,525,866
8% 7/31/53	MXN	13,000,000	640,600
8.5% 5/31/29	MXN	130,500,000	7,129,214
TOTAL MEXICO			27,971,743
Peru - 2.1%
Peruvian Republic:
5.35% 8/12/40	PEN	1,850,000	384,938
5.4% 8/12/34(Reg. S)	PEN	6,600,000	1,473,015
6.15% 8/12/32	PEN	2,500,000	607,544
6.35% 8/12/28	PEN	7,325,000	1,897,223
6.9% 8/12/37	PEN	3,750,000	933,689
6.95% 8/12/31	PEN	1,750,000	452,891
TOTAL PERU			5,749,300
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	175,724
Poland - 4.7%
Polish Government:
1.25% 10/25/30	PLN	22,050,000	3,677,060
1.75% 4/25/32	PLN	6,000,000	986,257
2.5% 7/25/26	PLN	19,700,000	4,113,017
2.5% 7/25/27	PLN	10,250,000	2,077,166
2.75% 10/25/29	PLN	10,950,000	2,104,663
TOTAL POLAND			12,958,163
Romania - 4.0%
Romanian Republic:
3.25% 6/24/26	RON	30,250,000	5,915,273
3.65% 9/24/31	RON	4,125,000	692,961
4% 10/25/23	RON	7,250,000	1,567,830
4.75% 10/11/34	RON	4,250,000	739,241
5% 2/12/29	RON	10,400,000	2,040,496
5.8% 7/26/27	RON	500,000	104,123
TOTAL ROMANIA			11,059,924
South Africa - 9.4%
South African Republic:
6.5% 2/28/41	ZAR	100,250,000	3,539,099
7% 2/28/31	ZAR	103,250,000	4,793,962
8% 1/31/30	ZAR	176,750,000	9,039,473
8.75% 2/28/48	ZAR	86,750,000	3,737,620
8.875% 2/28/35	ZAR	99,500,000	4,786,476
TOTAL SOUTH AFRICA			25,896,630
Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	28,000,000	732,869
1.6% 12/17/29	THB	11,000,000	311,014
1.6% 6/17/35	THB	112,250,000	2,951,401
2% 12/17/31	THB	38,750,000	1,106,991
2% 6/17/42	THB	63,000,000	1,606,200
2.875% 6/17/46	THB	9,200,000	261,809
3.3% 6/17/38	THB	112,750,000	3,510,512
3.775% 6/25/32	THB	79,500,000	2,601,394
TOTAL THAILAND			13,082,190
Turkey - 0.9%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	337,939
10.5% 8/11/27	TRY	13,750,000	699,347
11% 2/24/27	TRY	13,750,000	678,557
11.7% 11/13/30	TRY	12,750,000	722,275
TOTAL TURKEY			2,438,118
Uruguay - 0.6%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	148,320
8.5% 3/15/28 (Reg. S)	UYU	60,500,000	1,448,680
TOTAL URUGUAY			1,597,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $225,957,902)			225,261,020

Supranational Obligations - 0.3%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	332,398
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	322,335
5.7% 11/12/24	INR	20,000,000	237,063
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,019,203)			891,796

Money Market Funds - 16.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c) (Cost $44,827,407)	44,818,444	44,827,407

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $271,804,512)	270,980,223
NET OTHER ASSETS (LIABILITIES) - 1.9% (d)	5,156,530
NET ASSETS - 100.0%	276,136,753

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	3,790,000	USD	701,592	Bank of America, N.A.	6/15/23	36,166
BRL	4,172,000	USD	785,244	State Street Bank and Trust Co	6/15/23	26,874
BRL	4,333,000	USD	810,588	State Street Bank and Trust Co	6/15/23	32,869
CLP	223,610,000	USD	275,619	BNP Paribas S.A.	6/15/23	3,342
CLP	892,220,000	USD	1,071,736	Bank of America, N.A.	6/15/23	41,340
CLP	410,609,000	USD	513,390	Citibank, N. A.	6/15/23	(1,141)
CNY	35,871,000	USD	5,256,209	Bank of America, N.A.	6/15/23	(1,027)
CNY	4,076,000	USD	597,382	JPMorgan Chase Bank, N.A.	6/15/23	(239)
COP	931,600,000	USD	197,540	Bank of America, N.A.	6/15/23	(453)
COP	7,787,200,000	USD	1,613,593	Citibank, N. A.	6/15/23	33,851
COP	3,088,800,000	USD	643,232	Citibank, N. A.	6/15/23	10,228
CZK	9,185,000	USD	406,437	BNP Paribas S.A.	6/15/23	16,426
CZK	30,407,000	USD	1,350,833	BNP Paribas S.A.	6/15/23	49,057
CZK	30,138,000	USD	1,366,638	BNP Paribas S.A.	6/15/23	20,868
CZK	84,330,000	USD	3,789,468	JPMorgan Chase Bank, N.A.	6/15/23	92,952
EGP	49,334,000	USD	1,470,900	Citibank, N. A.	6/15/23	(25,546)
HUF	651,825,000	USD	1,809,712	JPMorgan Chase Bank, N.A.	6/15/23	8,136
IDR	54,819,300,000	USD	3,556,923	Bank of America, N.A.	6/15/23	91,959
IDR	2,625,300,000	USD	170,087	Bank of America, N.A.	6/15/23	4,658
IDR	5,013,700,000	USD	335,297	Goldman Sachs Bank USA	6/15/23	(1,575)
INR	147,667,000	USD	1,785,574	Bank of America, N.A.	6/15/23	3,853
MXN	3,177,000	USD	165,120	Brown Brothers Harriman & Co	6/15/23	8,676
MXN	2,742,000	USD	146,160	Goldman Sachs Bank USA	6/15/23	3,840
MXN	25,895,000	USD	1,364,475	JPMorgan Chase Bank, N.A.	6/15/23	52,099
MYR	2,955,000	USD	661,074	Goldman Sachs Bank USA	6/15/23	11,946
MYR	26,854,000	USD	6,041,395	Goldman Sachs Bank USA	6/15/23	74,777
MYR	1,951,000	USD	446,402	Goldman Sachs Bank USA	6/15/23	(2,049)
MYR	27,989,000	USD	6,316,633	State Street Bank and Trust Co	6/15/23	58,043
PEN	2,622,000	USD	692,552	Bank of America, N.A.	6/15/23	898
PEN	5,584,000	USD	1,461,245	Citibank, N. A.	6/15/23	15,576
PEN	2,627,000	USD	688,417	State Street Bank and Trust Co	6/15/23	6,355
PHP	37,104,000	USD	684,083	BNP Paribas S.A.	6/15/23	(1,824)
PLN	11,556,000	USD	2,626,265	BNP Paribas S.A.	6/15/23	38,780
PLN	14,552,000	USD	3,282,893	JPMorgan Chase Bank, N.A.	6/15/23	73,090
RON	3,163,000	USD	676,639	BNP Paribas S.A.	6/15/23	14,734
RON	3,110,000	USD	669,589	BNP Paribas S.A.	6/15/23	10,199
THB	426,757,000	USD	12,514,754	JPMorgan Chase Bank, N.A.	6/15/23	103,601
THB	37,855,000	USD	1,116,195	JPMorgan Chase Bank, N.A.	6/15/23	3,102
THB	90,891,000	USD	2,692,558	JPMorgan Chase Bank, N.A.	6/15/23	(5,092)
TRY	71,749,000	USD	3,577,291	Citibank, N. A.	6/15/23	(262,807)
USD	488,039	BRL	2,591,000	BNP Paribas S.A.	6/15/23	(16,322)
USD	1,000,652	BRL	5,371,000	Goldman Sachs Bank USA	6/15/23	(44,862)
USD	1,338,166	CLP	1,115,830,000	Bank of America, N.A.	6/15/23	(53,871)
USD	5,245,449	CNY	35,871,000	State Street Bank and Trust Co	6/15/23	(9,734)
USD	1,414,746	COP	6,888,400,000	BNP Paribas S.A.	6/15/23	(42,550)
USD	682,465	CZK	14,805,000	Goldman Sachs Bank USA	6/15/23	866
USD	1,993,017	CZK	45,646,000	JPMorgan Chase Bank, N.A.	6/15/23	(108,452)
USD	319,575	HUF	120,043,000	Brown Brothers Harriman & Co	6/15/23	(15,208)
USD	676,707	HUF	259,233,000	JPMorgan Chase Bank, N.A.	6/15/23	(46,257)
USD	1,340,924	INR	111,526,000	Citibank, N. A.	6/15/23	(10,547)
USD	206,293	MXN	3,952,000	Brown Brothers Harriman & Co	6/15/23	(9,899)
USD	236,968	MXN	4,562,000	Goldman Sachs Bank USA	6/15/23	(12,594)
USD	502,678	MXN	9,716,000	Goldman Sachs Bank USA	6/15/23	(28,831)
USD	387,824	MXN	7,473,000	JPMorgan Chase Bank, N.A.	6/15/23	(20,982)
USD	1,057,146	MXN	19,736,000	State Street Bank and Trust Co	6/15/23	(22,503)
USD	932,016	PEN	3,537,000	Goldman Sachs Bank USA	6/15/23	(3,427)
USD	309,891	PHP	17,044,000	Bank of America, N.A.	6/15/23	(3,510)
USD	761,300	PLN	3,293,000	Goldman Sachs Bank USA	6/15/23	1,868
USD	672,155	PLN	2,969,000	JPMorgan Chase Bank, N.A.	6/15/23	(12,556)
USD	228,425	RON	1,048,000	Brown Brothers Harriman & Co	6/15/23	(648)
USD	1,128,753	RON	5,225,000	Goldman Sachs Bank USA	6/15/23	(13,335)
USD	1,390,603	RON	6,310,000	JPMorgan Chase Bank, N.A.	6/15/23	11,355
USD	831,695	THB	28,482,000	JPMorgan Chase Bank, N.A.	6/15/23	(10,461)
USD	660,197	THB	22,547,000	JPMorgan Chase Bank, N.A.	6/15/23	(6,473)
USD	718,511	TRY	15,647,000	Bank of America, N.A.	6/15/23	(4,310)
USD	742,227	TRY	15,969,000	Goldman Sachs Bank USA	6/15/23	4,530
USD	1,920,199	TRY	39,587,000	JPMorgan Chase Bank, N.A.	6/15/23	91,457
USD	2,492,299	ZAR	46,231,000	Brown Brothers Harriman & Co	6/15/23	(87,559)
USD	697,006	ZAR	12,753,000	Goldman Sachs Bank USA	6/15/23	(14,658)
ZAR	22,337,000	USD	1,229,436	Bank of America, N.A.	6/15/23	17,051
ZAR	58,984,000	USD	3,215,444	JPMorgan Chase Bank, N.A.	6/15/23	76,078

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						250,198

Unrealized Appreciation						1,151,500
Unrealized Depreciation						(901,302)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,682,958 or 0.6% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $360,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,349,011	191,346,261	159,867,865	386,944	-	-	44,827,407	0.1%
Total	13,349,011	191,346,261	159,867,865	386,944	-	-	44,827,407

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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